Other intangible assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance	$ 1,419,363
Balance	1,457,704	$ 1,419,363
Gross
Disclosure of detailed information about intangible assets [line items]
Balance	2,140,563	2,195,689
Additions	0	0
Translation adjustment	179,908	(55,126)
Balance	2,320,471	2,140,563
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Balance	721,200	597,464
Amortization charge	122,533	116,908
Translation adjustment	19,034	6,828
Balance	862,767	721,200
Trademarks registration fees
Disclosure of detailed information about intangible assets [line items]
Balance	356,889
Balance	275,313	356,889
Trademarks registration fees | Gross
Disclosure of detailed information about intangible assets [line items]
Balance	825,657	808,779
Additions	0	0
Translation adjustment	(1,828)	16,878
Balance	823,829	825,657
Trademarks registration fees | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Balance	468,768	379,970
Amortization charge	81,376	78,310
Translation adjustment	(1,628)	10,488
Balance	548,516	468,768
Software
Disclosure of detailed information about intangible assets [line items]
Balance	0
Balance	0	0
Software | Gross
Disclosure of detailed information about intangible assets [line items]
Balance	130,237	127,528
Additions	0	0
Translation adjustment	(295)	2,709
Balance	129,942	130,237
Software | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Balance	130,237	127,528
Amortization charge	0	0
Translation adjustment	(295)	2,709
Balance	129,942	130,237
Indefinite life Brands
Disclosure of detailed information about intangible assets [line items]
Balance	816,127
Balance	941,530	816,127
Indefinite life Brands | Gross
Disclosure of detailed information about intangible assets [line items]
Balance	816,127	867,598
Additions	0	0
Translation adjustment	125,403	(51,471)
Balance	941,530	816,127
Indefinite life Brands | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Amortization charge	0	0
Translation adjustment	0	0
Balance	0	0
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Balance	225,815
Balance	230,731	225,815
Customer relationships | Gross
Disclosure of detailed information about intangible assets [line items]
Balance	309,787	329,324
Additions	0	0
Translation adjustment	47,601	(19,537)
Balance	357,388	309,787
Customer relationships | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Balance	83,972	61,824
Amortization charge	28,283	26,525
Translation adjustment	14,402	(4,377)
Balance	126,657	83,972
Favorable Lease
Disclosure of detailed information about intangible assets [line items]
Balance	20,532
Balance	10,130	20,532
Favorable Lease | Gross
Disclosure of detailed information about intangible assets [line items]
Balance	58,755	62,460
Additions	0	0
Translation adjustment	9,027	(3,705)
Balance	67,782	58,755
Favorable Lease | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Balance	38,223	28,142
Amortization charge	12,874	12,073
Translation adjustment	6,555	(1,992)
Balance	$ 57,652	$ 38,223